SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Reconciliation of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Opening balance	$ (59,049,747)	$ (64,940,205)	$ (63,006,093)
Addition	(12,030,757)	0	(10,337,119)
Reversal	0	4,799,411	9,836,790
Write-off	0	0	0
Effect of exchange rate change in foreign currency	3,885,531	1,091,047	(1,433,783)
Ending balance	$ (67,194,973)	$ (59,049,747)	$ (64,940,205)